Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	116 Months Ended		120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 29, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 29, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 29, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 28, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 30, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 29, 2022	Jun. 30, 2022	May 31, 2022	Apr. 29, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 29, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 30, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Jan. 29, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 28, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 29, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 30, 2019	Jul. 31, 2019	Jun. 28, 2019	May 31, 2019	Apr. 30, 2019	Mar. 29, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 28, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 29, 2018	May 31, 2018	Apr. 30, 2018	Mar. 29, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 29, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 29, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 28, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 30, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 29, 2016	Jun. 30, 2016	May 31, 2016	Apr. 29, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 30, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 27, 2015	Jan. 30, 2015	Dec. 31, 2014	Nov. 28, 2014	Oct. 31, 2014	Oct. 01, 2014	Sep. 30, 2014	Aug. 29, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 11,540	$ 11,540	$ 11,540	$ 11,540	$ 11,540	$ 10,985	$ 11,166	$ 10,426	$ 10,191	$ 10,191	$ 10,131	$ 9,547	$ 9,608	$ 9,725	$ 9,785	$ 9,424	$ 8,901	$ 9,462	$ 9,295	$ 9,291	$ 9,622	$ 9,244	$ 9,772	$ 9,385	$ 8,483	$ 9,397	$ 9,362	$ 8,608	$ 9,705	$ 9,061	$ 9,211	$ 8,522	$ 8,168	$ 7,676	$ 7,444	$ 7,942	$ 7,422	$ 7,225	$ 7,259	$ 7,551	$ 7,247	$ 6,879	$ 6,557	$ 6,059	$ 5,684	$ 5,486	$ 5,339	$ 4,589	$ 4,556	$ 5,144	$ 5,080	$ 5,101	$ 5,280	$ 4,910	$ 3,717	$ 6,207	$ 7,037	$ 7,538	$ 6,834	$ 7,127	$ 7,459	$ 7,227	$ 7,725	$ 7,964	$ 7,721	$ 7,977	$ 8,164	$ 7,811	$ 7,811	$ 6,786	$ 7,545	$ 7,632	$ 8,174	$ 8,257	$ 8,277	$ 8,027	$ 7,904	$ 7,438	$ 7,028	$ 7,295	$ 8,011	$ 7,870	$ 7,532	$ 7,541	$ 7,830	$ 7,688	$ 7,975	$ 7,725	$ 7,652	$ 7,928	$ 8,038	$ 7,926	$ 7,908	$ 7,871	$ 7,609	$ 7,347	$ 7,726	$ 7,333	$ 7,109	$ 7,056	$ 6,745	$ 6,550	$ 5,904	$ 5,414	$ 5,335	$ 5,782	$ 6,445	$ 7,041	$ 6,583	$ 7,743	$ 8,435	$ 8,947	$ 9,413	$ 9,675	$ 9,252	$ 9,301	$ 8,982	$ 9,469	$ 9,594	$ 10,069		$ 10,410	$ 10,781	$ 10,045	$ 10,393	$ 9,550
Average Annual Return, Percent	23.82%	7.37%			1.44%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	29.65%	8.37%			1.91%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 11,314	$ 11,314	11,314	11,314	$ 11,314	10,768	10,958	10,241	10,009	10,009	9,966	9,390	9,462	9,570	9,641	9,296	8,782	9,337	9,184	9,186	9,514	9,151	9,668	9,295	8,400	9,315	9,292	8,542	9,627	9,008	9,145	8,473	8,119	7,640	7,422	7,908	7,399	7,204	7,249	7,541	7,248	6,880	6,556	6,067	5,690	5,502	5,351	4,607	4,574	5,165	5,111	5,133	5,311	4,938	3,743	6,253	7,092	7,601	6,889	7,185	7,533	7,299	7,815	8,058	7,814	8,075	8,275	7,928	7,918	6,883	7,660	7,749	8,312	8,401	8,430	8,175	8,061	7,584	7,174	7,440	8,184	8,039	7,695	7,715	8,012	7,878	8,173	7,926	7,846	8,139	8,252	8,141	8,132	8,094	7,826	7,565	7,957	7,562	7,330	7,284	6,964	6,771	6,101	5,594	5,521	5,985	6,675	7,295	6,828	8,040	8,752	9,294	9,783	10,066	9,624	9,687	9,363	9,872	10,009	10,505		10,862	11,266	10,496	10,868	10,000
Average Annual Return, Percent	27.82%	7.68%			1.24%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	28.82%	7.68%			1.24%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 125,076	$ 125,076	$ 125,076	125,076	$ 125,076	119,067	121,023	112,863	110,325	110,325	109,567	103,261	103,918	105,089	105,739	101,837	96,112	102,159	100,357	100,357	103,923	99,721	105,312	101,150	91,438	101,182	100,808	92,698	104,398	97,480	98,962	91,627	87,702	82,428	79,985	85,325	79,621	77,564	77,925	80,931	77,725	73,791	70,334	64,958	60,950	58,827	57,211	49,188	48,839	54,949	54,379	54,493	56,353	52,408	39,673	66,230	75,068	80,414	72,837	75,948	79,488	77,053	82,346	84,780	82,133	84,853	86,946	83,131	83,028	72,144	80,230	81,051	86,797	87,701	87,904	85,160	83,890	78,849	74,513	77,264	84,941	83,446	79,810	79,908	82,868	81,383	84,412	81,774	80,932	83,836	84,998	83,654	83,559	83,079	80,342	77,489	81,483	77,374	74,923	74,358	71,034	68,986	62,190	57,005	56,084	60,873	67,858	74,027	69,219	81,397	88,561	94,023	98,813	101,563	97,128	97,567	94,227	99,325	100,569	105,532		109,015	112,991	105,211	108,755	100,000
Average Annual Return, Percent	30.14%	8.77%			2.26%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 11,031	$ 11,031	$ 11,031	$ 11,031	$ 11,031	10,502	10,674	9,968	9,733	9,744	9,691	9,134	9,192	9,296	9,365	9,020	8,513	9,048	8,900	8,890	9,217	8,856	9,352	8,983	8,122	8,999	8,966	8,246	9,296	8,681	8,824	8,170	7,820	7,361	7,143	7,619	7,110	6,925	6,968	7,248	6,959	6,596	6,298	5,824	5,455	5,265	5,126	4,407	4,376	4,941	4,879	4,900	5,068	4,723	3,578	5,965	6,762	7,245	6,570	6,851	7,171	6,958	7,437	7,667	7,431	7,677	7,867	7,530	7,521	6,534	7,267	7,351	7,873	7,957	7,985	7,735	7,625	7,166	6,781	7,031	7,730	7,594	7,262	7,280	7,550	7,423	7,700	7,459	7,391	7,656	7,762	7,648	7,640	7,604	7,354	7,101	7,467	7,089	6,873	6,821	6,531	6,343	5,718	5,238	5,162	5,603	6,246	6,813	6,379	7,503	8,164	8,667	9,121	9,383	8,965	9,017	8,709	9,180	9,307	9,766	$ 10,000
Average Annual Return, Percent	29.57%	8.22%		1.02%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Account Value	$ 12,511	$ 12,511	12,511	$ 12,511	$ 12,511	11,897	12,092	11,290	11,023	11,023	10,961	10,330	10,396	10,513	10,578	10,175	9,616	10,207	10,040	10,027	10,384	9,977	10,535	10,119	9,136	10,110	10,072	9,262	10,431	9,752	9,900	9,155	8,763	8,236	8,004	8,526	7,956	7,750	7,786	8,087	7,766	7,373	7,028	6,490	6,090	5,878	5,716	4,915	4,880	5,490	5,433	5,456	5,642	5,237	3,964	6,629	7,501	8,035	7,289	7,589	7,943	7,699	8,218	8,471	8,207	8,479	8,688	8,307	8,296	7,209	8,017	8,099	8,673	8,763	8,784	8,510	8,383	7,879	7,446	7,721	8,488	8,328	7,965	7,985	8,280	8,132	8,435	8,161	8,077	8,377	8,493	8,359	8,349	8,301	8,018	7,743	8,142	7,731	7,486	7,430	7,098	6,893	6,214	5,687	5,604	6,082	6,771	7,397	6,916	8,133	8,849	9,395	9,873	10,148	9,705	9,749	9,415	9,925	10,049	10,545		10,893	11,289	10,511	10,874	10,000
Average Annual Return, Percent	30.11%	8.79%			2.27%
Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index(2)
Account Value	$ 33,028	$ 33,028	33,028	33,028	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574		10,322	10,469	10,066	10,207	10,000
Average Annual Return, Percent	28.19%	15.80%			12.69%
Class C - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index(2)
Account Value	$ 33,028	$ 33,028	33,028	33,028	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574		10,322	10,469	10,066	10,207	10,000
Average Annual Return, Percent	28.19%	15.80%			12.69%
Class I - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index(2)
Account Value	$ 330,280	$ 330,280	$ 330,280	330,280	$ 330,280	314,677	328,077	317,850	301,739	296,752	283,856	260,102	265,689	278,991	283,504	274,680	257,656	256,541	252,598	243,652	249,746	234,981	249,347	236,150	218,463	240,624	250,855	229,677	250,341	249,883	273,755	263,954	272,102	286,950	274,642	276,558	258,451	271,058	263,059	256,955	251,093	249,352	236,718	226,786	220,700	222,951	214,697	193,514	198,801	206,653	192,795	182,504	178,945	170,810	151,401	172,736	188,232	188,305	182,788	176,386	172,646	169,475	172,203	169,763	158,587	169,348	162,758	159,656	154,689	143,213	157,427	154,283	165,602	164,665	159,468	153,747	152,806	149,213	148,643	152,519	158,355	149,780	148,133	143,725	140,447	137,609	137,189	134,425	133,591	131,737	130,398	130,246	125,272	122,940	120,557	116,252	118,412	118,389	118,223	114,019	113,725	111,719	111,287	104,217	104,358	109,807	111,567	111,236	102,583	105,185	111,939	109,642	111,806	110,387	109,338	111,095	105,057	108,308	108,582	105,738		103,217	104,685	100,658	102,066	100,000
Average Annual Return, Percent	28.19%	15.80%			12.69%
Class R - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index(2)
Account Value	$ 32,425	$ 32,425	$ 32,425	$ 32,425	$ 32,425	30,893	32,209	31,205	29,623	29,134	27,868	25,536	26,084	27,390	27,833	26,967	25,295	25,186	24,799	23,921	24,519	23,069	24,480	23,184	21,448	23,623	24,628	22,549	24,577	24,532	26,876	25,914	26,714	28,171	26,963	27,151	25,373	26,611	25,826	25,227	24,651	24,480	23,240	22,265	21,667	21,888	21,078	18,998	19,517	20,288	18,928	17,917	17,568	16,769	14,864	16,958	18,480	18,487	17,945	17,317	16,950	16,638	16,906	16,667	15,569	16,626	15,979	15,674	15,187	14,060	15,455	15,147	16,258	16,166	15,656	15,094	15,002	14,649	14,593	14,974	15,547	14,705	14,543	14,110	13,788	13,510	13,469	13,197	13,115	12,933	12,802	12,787	12,299	12,070	11,836	11,413	11,625	11,623	11,607	11,194	11,165	10,968	10,926	10,232	10,245	10,780	10,953	10,921	10,071	10,327	10,990	10,764	10,977	10,837	10,734	10,907	10,314	10,633	10,660	10,381	10,000
Average Annual Return, Percent	28.19%	15.80%		12.94%
Class Z - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index(2)
Account Value	$ 33,028	$ 33,028	33,028	$ 33,028	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574		10,322	10,469	10,066	10,207	10,000
Average Annual Return, Percent	28.19%	15.80%			12.69%
Class A - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index(1)
Account Value	$ 14,354	$ 14,354	14,354	14,354	$ 14,354	14,414	14,544	13,509	13,169	13,103	13,073	12,266	12,322	12,437	12,546	12,043	11,357	12,058	11,931	11,766	12,260	11,836	12,430	11,864	10,773	11,943	11,865	10,895	12,299	11,490	11,718	10,843	10,434	9,707	9,386	10,002	9,438	9,257	9,261	9,540	9,365	8,957	8,501	7,928	7,466	7,202	7,100	6,074	5,978	6,768	6,623	6,656	6,755	6,280	4,528	7,630	8,599	9,110	8,229	8,532	8,881	8,567	8,939	9,197	8,998	9,211	9,365	8,949	8,909	7,676	8,485	8,492	9,169	9,329	9,455	9,118	8,944	8,515	8,092	8,377	9,361	9,324	8,976	9,039	9,356	9,101	9,405	9,142	9,022	9,341	9,498	9,459	9,376	9,253	8,878	8,538	8,932	8,472	8,223	8,178	7,764	7,585	6,889	6,212	6,151	6,446	7,010	7,641	7,132	8,274	8,934	9,298	9,761	10,255	9,721	9,788	9,556	10,254	10,231	10,544		10,731	11,086	10,405	10,743	10,000
Average Annual Return, Percent	26.39%	9.79%			3.68%
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net(2)
Account Value	$ 23,963	$ 23,963	23,963	23,963	$ 23,963	22,939	23,824	23,082	22,144	21,881	20,857	19,069	19,639	20,524	21,027	20,343	19,183	19,377	19,043	18,472	18,927	17,676	18,460	17,260	16,104	17,754	18,529	17,166	18,794	18,780	20,481	19,934	20,451	21,594	20,709	21,173	20,038	20,906	20,398	20,039	19,745	19,464	18,599	18,000	17,550	17,726	17,005	15,078	15,555	16,110	15,101	14,412	14,041	13,394	12,074	13,916	15,201	15,294	14,849	14,447	14,088	13,795	14,083	14,014	13,147	13,952	13,474	13,300	12,912	11,979	12,965	12,820	13,836	13,759	13,591	13,179	13,185	13,103	12,946	13,243	13,815	13,123	12,948	12,673	12,438	12,165	12,148	11,864	11,818	11,574	11,405	11,284	10,980	10,721	10,471	10,322	10,526	10,470	10,462	10,037	10,151	10,094	9,937	9,306	9,376	9,972	10,151	10,201	9,452	9,814	10,510	10,324	10,570	10,534	10,293	10,456	9,877	10,060	10,225	10,024		9,959	10,237	10,016	10,179	10,000
Average Annual Return, Percent	24.92%	12.75%			9.13%
Class C - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index(1)
Account Value	$ 14,354	$ 14,354	14,354	14,354	$ 14,354	14,414	14,544	13,509	13,169	13,103	13,073	12,266	12,322	12,437	12,546	12,043	11,357	12,058	11,931	11,766	12,260	11,836	12,430	11,864	10,773	11,943	11,865	10,895	12,299	11,490	11,718	10,843	10,434	9,707	9,386	10,002	9,438	9,257	9,261	9,540	9,365	8,957	8,501	7,928	7,466	7,202	7,100	6,074	5,978	6,768	6,623	6,656	6,755	6,280	4,528	7,630	8,599	9,110	8,229	8,532	8,881	8,567	8,939	9,197	8,998	9,211	9,365	8,949	8,909	7,676	8,485	8,492	9,169	9,329	9,455	9,118	8,944	8,515	8,092	8,377	9,361	9,324	8,976	9,039	9,356	9,101	9,405	9,142	9,022	9,341	9,498	9,459	9,376	9,253	8,878	8,538	8,932	8,472	8,223	8,178	7,764	7,585	6,889	6,212	6,151	6,446	7,010	7,641	7,132	8,274	8,934	9,298	9,761	10,255	9,721	9,788	9,556	10,254	10,231	10,544		10,731	11,086	10,405	10,743	10,000
Average Annual Return, Percent	26.39%	9.79%			3.68%
C 000130898 M S C I World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net(2)
Account Value	$ 23,963	$ 23,963	23,963	23,963	$ 23,963	22,939	23,824	23,082	22,144	21,881	20,857	19,069	19,639	20,524	21,027	20,343	19,183	19,377	19,043	18,472	18,927	17,676	18,460	17,260	16,104	17,754	18,529	17,166	18,794	18,780	20,481	19,934	20,451	21,594	20,709	21,173	20,038	20,906	20,398	20,039	19,745	19,464	18,599	18,000	17,550	17,726	17,005	15,078	15,555	16,110	15,101	14,412	14,041	13,394	12,074	13,916	15,201	15,294	14,849	14,447	14,088	13,795	14,083	14,014	13,147	13,952	13,474	13,300	12,912	11,979	12,965	12,820	13,836	13,759	13,591	13,179	13,185	13,103	12,946	13,243	13,815	13,123	12,948	12,673	12,438	12,165	12,148	11,864	11,818	11,574	11,405	11,284	10,980	10,721	10,471	10,322	10,526	10,470	10,462	10,037	10,151	10,094	9,937	9,306	9,376	9,972	10,151	10,201	9,452	9,814	10,510	10,324	10,570	10,534	10,293	10,456	9,877	10,060	10,225	10,024		9,959	10,237	10,016	10,179	10,000
Average Annual Return, Percent	24.92%	12.75%			9.13%
Class I - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index(1)
Account Value	$ 143,543	$ 143,543	143,543	143,543	$ 143,543	144,143	145,436	135,089	131,692	131,031	130,735	122,664	123,216	124,371	125,462	120,432	113,569	120,577	119,312	117,664	122,602	118,364	124,298	118,638	107,727	119,434	118,654	108,950	122,989	114,896	117,184	108,433	104,344	97,073	93,862	100,024	94,382	92,567	92,606	95,403	93,654	89,572	85,014	79,276	74,658	72,021	70,998	60,736	59,777	67,683	66,226	66,557	67,552	62,797	45,276	76,296	85,992	91,103	82,289	85,319	88,809	85,669	89,391	91,972	89,979	92,108	93,653	89,494	89,088	76,759	84,853	84,922	91,691	93,291	94,553	91,177	89,435	85,145	80,924	83,774	93,611	93,238	89,761	90,387	93,558	91,008	94,051	91,417	90,216	93,412	94,979	94,591	93,763	92,532	88,776	85,378	89,319	84,716	82,230	81,778	77,638	75,846	68,887	62,117	61,514	64,460	70,095	76,406	71,323	82,739	89,337	92,976	97,609	102,552	97,210	97,880	95,563	102,543	102,308	105,440		107,308	110,858	104,049	107,433	100,000
Average Annual Return, Percent	26.39%	9.79%			3.68%
Class I - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net(2)
Account Value	$ 239,635	$ 239,635	$ 239,635	239,635	$ 239,635	229,392	238,241	230,824	221,435	218,810	208,570	190,692	196,391	205,244	210,267	203,433	191,831	193,766	190,428	184,720	189,270	176,763	184,602	172,601	161,037	177,541	185,287	171,658	187,938	187,796	204,810	199,339	204,512	215,937	207,086	211,726	200,376	209,056	203,980	200,390	197,447	194,643	185,987	179,999	175,501	177,263	170,053	150,775	155,547	161,105	151,015	144,120	140,406	133,936	120,745	139,162	152,011	152,942	148,493	144,470	140,884	137,949	140,829	140,135	131,472	139,522	134,744	132,998	129,115	119,794	129,653	128,197	138,356	137,590	135,908	131,792	131,855	131,034	129,462	132,432	138,155	131,226	129,475	126,729	124,379	121,648	121,477	118,638	118,183	115,735	114,046	112,844	109,798	107,211	104,705	103,221	105,258	104,702	104,615	100,374	101,512	100,945	99,372	93,058	93,755	99,721	101,505	102,013	94,523	98,142	105,097	103,244	105,702	105,339	102,925	104,562	98,775	100,598	102,246	100,238		99,593	102,372	100,164	101,789	100,000
Average Annual Return, Percent	24.92%	12.75%			9.13%
Class R - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index(1)
Account Value	$ 13,516	$ 13,516	$ 13,516	$ 13,516	$ 13,516	13,572	13,694	12,720	12,400	12,338	12,310	11,550	11,602	11,710	11,813	11,340	10,693	11,353	11,234	11,079	11,544	11,145	11,704	11,171	10,143	11,246	11,172	10,259	11,580	10,818	11,034	10,210	9,825	9,140	8,838	9,418	8,887	8,716	8,720	8,983	8,818	8,434	8,005	7,465	7,030	6,781	6,685	5,719	5,629	6,373	6,236	6,267	6,361	5,913	4,263	7,184	8,097	8,578	7,748	8,033	8,362	8,066	8,417	8,660	8,472	8,673	8,818	8,427	8,388	7,228	7,990	7,996	8,633	8,784	8,903	8,585	8,421	8,017	7,620	7,888	8,814	8,779	8,452	8,511	8,809	8,569	8,856	8,608	8,495	8,796	8,943	8,907	8,829	8,713	8,359	8,039	8,410	7,977	7,743	7,700	7,310	7,141	6,486	5,849	5,792	6,069	6,600	7,194	6,716	7,791	8,412	8,754	9,191	9,656	9,153	9,216	8,998	9,655	9,633	9,928	10,000
Average Annual Return, Percent	26.39%	9.79%		3.17%
Class R - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net(2)
Account Value	$ 24,335	$ 24,335	$ 24,335	$ 24,335	$ 24,335	23,295	24,194	23,440	22,487	22,220	21,181	19,365	19,944	20,843	21,353	20,659	19,481	19,677	19,338	18,759	19,221	17,951	18,747	17,528	16,354	18,030	18,816	17,432	19,085	19,071	20,799	20,243	20,768	21,929	21,030	21,501	20,349	21,230	20,714	20,350	20,051	19,766	18,887	18,279	17,822	18,001	17,269	15,311	15,796	16,360	15,336	14,636	14,258	13,601	12,262	14,132	15,437	15,531	15,080	14,671	14,307	14,009	14,301	14,231	13,351	14,169	13,683	13,506	13,112	12,165	13,166	13,019	14,050	13,972	13,802	13,384	13,390	13,307	13,147	13,449	14,030	13,326	13,148	12,870	12,631	12,354	12,336	12,048	12,002	11,753	11,582	11,460	11,150	10,887	10,633	10,482	10,689	10,633	10,624	10,193	10,309	10,251	10,091	9,450	9,521	10,127	10,308	10,360	9,599	9,967	10,673	10,485	10,734	10,697	10,452	10,618	10,031	10,216	10,383	10,179	$ 10,000
Average Annual Return, Percent	24.92%	12.75%		9.64%
Class Z - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index(1)
Account Value	$ 14,354	$ 14,354	14,354	$ 14,354	$ 14,354	14,414	14,544	13,509	13,169	13,103	13,073	12,266	12,322	12,437	12,546	12,043	11,357	12,058	11,931	11,766	12,260	11,836	12,430	11,864	10,773	11,943	11,865	10,895	12,299	11,490	11,718	10,843	10,434	9,707	9,386	10,002	9,438	9,257	9,261	9,540	9,365	8,957	8,501	7,928	7,466	7,202	7,100	6,074	5,978	6,768	6,623	6,656	6,755	6,280	4,528	7,630	8,599	9,110	8,229	8,532	8,881	8,567	8,939	9,197	8,998	9,211	9,365	8,949	8,909	7,676	8,485	8,492	9,169	9,329	9,455	9,118	8,944	8,515	8,092	8,377	9,361	9,324	8,976	9,039	9,356	9,101	9,405	9,142	9,022	9,341	9,498	9,459	9,376	9,253	8,878	8,538	8,932	8,472	8,223	8,178	7,764	7,585	6,889	6,212	6,151	6,446	7,010	7,641	7,132	8,274	8,934	9,298	9,761	10,255	9,721	9,788	9,556	10,254	10,231	10,544		10,731	11,086	10,405	10,743	10,000
Average Annual Return, Percent	26.39%	9.79%			3.68%
Class Z - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net(2)
Account Value	$ 23,963	$ 23,963	$ 23,963	$ 23,963	$ 23,963	$ 22,939	$ 23,824	$ 23,082	$ 22,144	$ 21,881	$ 20,857	$ 19,069	$ 19,639	$ 20,524	$ 21,027	$ 20,343	$ 19,183	$ 19,377	$ 19,043	$ 18,472	$ 18,927	$ 17,676	$ 18,460	$ 17,260	$ 16,104	$ 17,754	$ 18,529	$ 17,166	$ 18,794	$ 18,780	$ 20,481	$ 19,934	$ 20,451	$ 21,594	$ 20,709	$ 21,173	$ 20,038	$ 20,906	$ 20,398	$ 20,039	$ 19,745	$ 19,464	$ 18,599	$ 18,000	$ 17,550	$ 17,726	$ 17,005	$ 15,078	$ 15,555	$ 16,110	$ 15,101	$ 14,412	$ 14,041	$ 13,394	$ 12,074	$ 13,916	$ 15,201	$ 15,294	$ 14,849	$ 14,447	$ 14,088	$ 13,795	$ 14,083	$ 14,014	$ 13,147	$ 13,952	$ 13,474	$ 13,300	$ 12,912	$ 11,979	$ 12,965	$ 12,820	$ 13,836	$ 13,759	$ 13,591	$ 13,179	$ 13,185	$ 13,103	$ 12,946	$ 13,243	$ 13,815	$ 13,123	$ 12,948	$ 12,673	$ 12,438	$ 12,165	$ 12,148	$ 11,864	$ 11,818	$ 11,574	$ 11,405	$ 11,284	$ 10,980	$ 10,721	$ 10,471	$ 10,322	$ 10,526	$ 10,470	$ 10,462	$ 10,037	$ 10,151	$ 10,094	$ 9,937	$ 9,306	$ 9,376	$ 9,972	$ 10,151	$ 10,201	$ 9,452	$ 9,814	$ 10,510	$ 10,324	$ 10,570	$ 10,534	$ 10,293	$ 10,456	$ 9,877	$ 10,060	$ 10,225	$ 10,024		$ 9,959	$ 10,237	$ 10,016	$ 10,179	$ 10,000
Average Annual Return, Percent	24.92%	12.75%			9.13%